CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Stock Payable	Subscriptions Receivable	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning balance, Shares at Feb. 28, 2015	31,138,422
Beginning balance, Amount at Feb. 28, 2015	$ 311,384	$ 28,614,679	$ 11,500	$ (625,482)		$ (28,873,297)	$ (561,216)
Common stock issued for cash, Shares	4,927,000
Common stock issued for cash, Amount	$ 49,270	813,480	37,500	(5,000)			895,250
Common stock issued into escrow, Shares	750,000
Common stock issued into escrow, Amount	$ 7,500	(7,500)
Common stock issued for stock payable, Shares	41,000
Common stock issued for stock payable, Amount	$ 410	11,090	(11,500)
Common stock and warrants issued for conversion of accrued salary - related party, Shares	1,292,310
Common stock and warrants issued for conversion of accrued salary - related party, Amount	$ 12,923	116,308					129,231
Stock based compensation, Shares	3,312,811
Stock based compensation, Amount	$ 33,128	1,419,320		(7,150)			1,445,298
Settlement of deferred salary to stock receivable - related party				625,482			625,482
Imputed interest
Net Loss						(2,549,577)	(2,549,577)
Ending balance, Shares at Feb. 29, 2016	41,461,543
Ending balance, Amount at Feb. 29, 2016	$ 414,615	30,967,377	37,500	(12,150)		(31,422,874)	(15,532)
Common stock issued for cash, Shares	6,999,707
Common stock issued for cash, Amount	$ 69,997	1,502,453	800,500	5,000			2,377,950
Stock issued for compensation, Shares	775,000
Stock issued for compensation, Amount	$ 7,750	571,618	1,857,121	7,150			2,443,639
Stock issued for acquisitions, Shares	3,000,000
Stock issued for acquisitions, Amount	$ 30,000	1,110,000	731,250				$ 1,871,250
Stock issued for domain names, Shares	369,750						369,750
Stock issued for domain names, Amount	$ 3,698	151,043					$ 154,740
Exercise of stock options		11,948					11,948
Imputed interest		19,040					19,040
Accumulated other comprehensive income					1,868		1,868
Net Loss						(7,219,626)	(7,219,626)
Ending balance, Shares at Feb. 28, 2017	52,606,000
Ending balance, Amount at Feb. 28, 2017	$ 526,060	$ 34,333,479	$ 3,426,371		$ 1,868	$ (38,642,500)	$ (354,722)